Shareholder Report, Holdings (Details) - C000241223	Jun. 30, 2025
FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	12.10%
FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.90%
FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.10%
FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.80%
FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.60%
FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.00%
FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.00%
FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.40%
SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.10%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Financials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Energy
Holdings [Line Items]
Percent of Net Asset Value	0.30%